SHAREHOLDERS’ EQUITY (Details) $ / shares in Units, $ in Millions	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Dec. 31, 2022 $ / shares shares	Jul. 27, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 28, 2022 shares	Oct. 31, 2020 shares
Class of Stock [Line Items]
Common shares authorized (in shares)	25,000,000			25,000,000			50,000
Preferred shares authorized (in shares)		25,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.50
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares issued (in shares)	4,000,000			8,000,002
Common shares outstanding (in shares)				8,000,002
Preferred shares issued (in shares)		0
Preferred shares outstanding (in shares)		0
Common stock, voting rights				one
Stock conversion ratio (in shares)		1
Stock split conversion ratio	2
Dividends paid | $			$ 0.0	$ 2.0	$ 2.0
Dividends paid (in dollars per share) | $ / shares				$ 0.25	$ 0.26
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)		1,000,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares issued (in shares)		86,460,560
Common shares outstanding (in shares)		86,460,560
Common stock, voting rights		one
Stock conversion ratio (in shares)						1
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares authorized (in shares)		100,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares issued (in shares)		21,104,225
Common shares outstanding (in shares)		21,104,225
Common stock, voting rights		one